Accounts Payable and Accrued Expenses	3 Months Ended
Nov. 30, 2013
Accounts Payable and Accrued Expenses [Abstract]
Accounts Payable and Accrued Expenses

(5) Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	As of August 31,		As of November 30,
	2012	2013	2013
			(Unaudited)
Accounts payable	$1,865	$1,289	$1,236
Accrued payroll and related expenses	2,530	1,020	2,137
Research and development contracts	686	1,098	1,035
Accrued grower commitments	76	38	99
Other	319	380	238
	$5,476	$3,825	$4,745